DEBT AND CREDIT FACILITIES (Details) $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Jun. 30, 2019 CAD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Feb. 05, 2016	Feb. 04, 2016
Disclosure of detailed information about borrowings [line items]
Commercial papers issued						$ 2,155.0			$ 3,231.0
Interest rate on notes			5.40%		5.30%	5.30%			5.40%
Finance leases									$ 1,260.0
Lease liability			$ 1,792			$ 2,931.0
Deferred financing costs						(43.0)			(41.0)
Longterm borrowings net of deferred financing costs						15,815.0			14,119.0
Current portion of longterm debt and lease liabilities
Current finance leases									(38.0)
Current portion of lease liabilities						(310.0)		$ (276.0)
Long - term debt									(191.0)
Current portion of long-term debt						(310.0)		(191.0)	(229.0)
Long-term lease liabilities						2,621.0		2,777.0
Long-term Debt						$ 12,884.0		$ 12,668.0	13,890.0
Minimum
Additional information
Finance lease interest rate					2.9	2.9
Interest rate on lease liabilities					2.00%	2.00%
Maximum
Additional information
Finance lease interest rate					16.5	16.5
Interest rate on lease liabilities					14.20%	14.20%
Commercial paper
Disclosure of detailed information about borrowings [line items]
Commercial papers issued						$ 2,155.0			$ 3,231.0
Commercial paper | Maximum
Disclosure of detailed information about borrowings [line items]
Commercial paper authorized to be issued						$ 5,000.0
Commercial paper term					365 days
Commercial paper | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			2.88%		2.05%	2.05%			2.88%
Fixed Term Notes
Disclosure of detailed information about borrowings [line items]
Total unsecured long term debt						$ 12,927.0			$ 12,900.0
Notes 7.75 Percent Due 2019
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	7.75%	7.75%	7.75%		7.75%	7.75%	7.75%		7.75%
Total unsecured long term debt			$ 140		$ 140				$ 191.0
Additional information
Long-term debt repaid	$ 140		83
Book value							$ 188.0		109.0
Original borrowings maturity amount	145	$ 145	88				195.0		116.0
Accrued interest	$ 5	$ 5	$ 3				$ 7.0		$ 4.0
Loss on extinguishment of long-term debt				$ 3.0
Loss on debt extinguishment, net of tax				$ 2.0
3.10% Series 5 Medium Term Notes, due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			3.10%		3.10%	3.10%			3.10%
Total unsecured long term debt						$ 749.0			$ 749.0
Debentures 9.25 Percent Due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			9.25%		9.25%	9.25%			9.25%
Total unsecured long term debt			$ 300		$ 300	$ 403.0			$ 431.0
Notes 9.40 Percent Due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			9.40%		9.40%	9.40%			9.40%
Total unsecured long term debt			$ 220		$ 220	$ 292.0			$ 315.0
Additional information
Revised debt coupon rate following ratings downgrade by Moodys										9.40%	7.90%
Notes 4.50 Percent Due 2022
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			4.50%		4.50%	4.50%			4.50%
Total unsecured long term debt			$ 182		$ 182	$ 225.0			$ 234.0
Notes 3.60 Percent Due 2024
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			3.60%		3.60%	3.60%			3.60%
Total unsecured long term debt			$ 750		$ 750	$ 968.0			$ 1,020.0
3.00% Series 5 Medium Term Notes, due 2026
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			3.00%		3.00%	3.00%			3.00%
Total unsecured long term debt						$ 698.0			$ 698.0
Debentures 7.875 Percent Due 2026
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			7.875%		7.875%	7.875%			7.875%
Total unsecured long term debt			$ 275		$ 275	$ 372.0			$ 393.0
Notes 8.20 Percent Due 2027
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			8.20%		8.20%	8.20%			8.20%
Total unsecured long term debt			$ 59		$ 59	$ 82.0			$ 87.0
Debentures 7.00 Percent Due 2028
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			7.00%		7.00%	7.00%			7.00%
Total unsecured long term debt			$ 250		$ 250	$ 329.0			$ 346.0
3.10% Series 6 Medium Term Notes, due 2029
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	3.10%	3.10%	3.10%		3.10%	3.10%	3.10%		3.10%
Total unsecured long term debt						$ 750.0
Additional information
Senior unsecured notes issued							$ 750.0
Debt instrument issue price | $ / shares		$ 99.761
Effective yield	3.128%	3.128%					3.128%
Notes 7.15 Percent Due 2032
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			7.15%		7.15%	7.15%			7.15%
Total unsecured long term debt			$ 500		$ 500	$ 647.0			$ 681.0
Notes 5.35 Percent Due 2033
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			5.35%		5.35%	5.35%			5.35%
Total unsecured long term debt			$ 300		$ 300	$ 361.0			$ 379.0
Notes 5.95 Percent Due 2034
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			5.95%		5.95%	5.95%			5.95%
Total unsecured long term debt			$ 500		$ 500	$ 646.0			$ 680.0
Notes 5.95 Percent Due 2035
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			5.95%		5.95%	5.95%			5.95%
Total unsecured long term debt			$ 600		$ 600	$ 747.0			$ 786.0
5.39% Series 4 Medium Term Notes, due 2037
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			5.39%		5.39%	5.39%			5.39%
Total unsecured long term debt						$ 599.0			$ 599.0
Notes 6.50 Percent Due 2038
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			6.50%		6.50%	6.50%			6.50%
Total unsecured long term debt			$ 1,150		$ 1,150	$ 1,487.0			$ 1,565.0
Notes 6.80 Percent Due 2038
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			6.80%		6.80%	6.80%			6.80%
Total unsecured long term debt			$ 900		$ 900	$ 1,186.0			$ 1,249.0
Notes 6.85 Percent Due 2039
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			6.85%		6.85%	6.85%			6.85%
Total unsecured long term debt			$ 750		$ 750	$ 969.0			$ 1,021.0
Notes 6.00 Percent Due 2042
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			6.00%		6.00%	6.00%			6.00%
Total unsecured long term debt			$ 152		$ 152	$ 150.0			$ 158.0
Notes 4.00 Percent Due 2047
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			4.00%		4.00%	4.00%			4.00%
Total unsecured long term debt			$ 750		$ 750	$ 967.0			$ 1,018.0
4.34% Series 5 Medium Term Notes, due 2046
Disclosure of detailed information about borrowings [line items]
Interest rate on notes			4.34%		4.34%	4.34%			4.34%
Total unsecured long term debt						$ 300.0			$ 300.0